Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0000083246
Registrant Name	HSBC USA INC /MD/
Registration File Number	333-277211
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES